Operating costs (Tables)	12 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Schedule of operating costs by nature

	2020 £ million	2019 £ million	2018 £ million
Excise duties	5,945	6,427	6,269
Cost of sales	4,654	4,866	4,634
Marketing	1,841	2,042	1,882
Other operating items	3,120	1,917	1,956
	15,560	15,252	14,741
Comprising:
Excise duties
Great Britain	930	898	853
United States	585	587	548
India	1,927	2,202	2,094
Other	2,503	2,740	2,774
Increase in inventories	(275)	(446)	(296)
Raw materials and consumables	2,842	3,007	3,052
Marketing	1,841	2,042	1,882
Other external charges	2,044	2,285	1,849
Staff costs	1,404	1,580	1,509
Depreciation, amortisation and impairment	1,839	374	493
Gains on disposal of properties	(2)	(5)	(9)
Net foreign exchange losses/(gains)	15	(7)	6
Other operating income	(93)	(5)	(14)
	15,560	15,252	14,741

Schedule of auditor fees
Other external charges include the fees of the principal auditor of the group, PricewaterhouseCoopers LLP and its affiliates (PwC) and are analysed below.

	2020 £ million	2019 £ million	2018 £ million
Audit of these financial statements	5.3	3.8	3.3
Audit of financial statements of subsidiaries	3.6	3.4	3.3
Audit related assurance services(i)	2.4	1.6	1.6
Total audit fees (Audit fees)	11.3	8.8	8.2
Other services relevant to taxation (Tax fees)	—	—	0.1
Other assurance services (Audit related fees)(ii)	0.8	0.7	0.6
All other non-audit fees (All other fees)	—	0.2	1.0
	12.1	9.7	9.9

(i)	Audit related assurance services are in respect of reporting under section 404 of the US Sarbanes-Oxley Act and the review of the interim financial information.

(ii)
Other assurance services comprise the aggregate fees for assurance and related services that are in respect of the performance of the audit or review of the financial statements and are not reported under ‘total audit fees’.

(1)
Disclosure requirements for auditor fees in the United States are different from those required in the United Kingdom. The terminology by category required in the United States is disclosed in brackets in the above table. All figures are the same for the disclosures in the United Kingdom and the United States apart from £0.4 million (2019 – £0.4 million; 2018 – £0.4 million) of the cost in respect of the review of the interim financial information which would be included in audit related fees in the United States rather than audit fees.

Schedule of additional information
(c) Staff costs and average number of employees

	2020 £ million	2019 £ million	2018 £ million
Aggregate remuneration
Wages and salaries	1,251	1,344	1,272
Share-based incentive plans	3	50	40
Employer’s social security	79	96	95
Employer’s pension
Defined benefit plans	37	61	73
Defined contribution plans	24	19	18
Other post employment plans	10	10	11
	1,404	1,580	1,509

The average number of employees on a full time equivalent basis (excluding employees of associates and joint ventures) was as follows:

	2020	2019	2018
North America	2,466	2,410	2,406
Europe and Turkey	3,350	3,609	3,747
Africa	4,003	4,338	4,625
Latin America and Caribbean	1,549	1,610	2,536
Asia Pacific	6,559	7,038	8,008
ISC	4,908	4,919	4,227
Corporate and other	4,940	4,496	4,368
	27,775	28,420	29,917

Schedule of exceptional operating items
Included in other operating items are the following:

	2020 £ million	2019 £ million	2018 £ million
Staff costs
Guaranteed minimum pension equalisation charge	—	21	—
Other external charges	95	53	—
Other operating income	(83)	—	—
Increase in inventories	—	—	3
Depreciation, amortisation and impairment
Brand, goodwill, tangible and other assets impairment	1,345	—	125
Total exceptional operating items (note 4)	1,357	74	128